Non-controlling interest (NCI) (Tables)	12 Months Ended
Dec. 31, 2017
Non Controlling Interest [Abstract]
Summary of Non Controlling Interest

The following table summarizes the information relating to DCA that has material NCI, before any intra-group elimination as of December 31:

	2015		2016		2017
NCI percentage	25.5%		25.5%		25.5%
Non-current assets	Ps.	5,329,086	Ps.	6,117,021	Ps.	5,610,289
Current assets		529,288		1,155,778		1,505,069
Non-current liabilities		(2,073,551)		(2,590,361)		(1,840,532)
Current liabilities		(325,640)		(480,267)		(1,162,848)
Net assets		3,459,183		4,202,171		4,111,978
Net assets attributable to NCI	Ps.	882,092	Ps.	1,071,554	Ps.	1,048,554

	2015		2016		2017
Revenue	Ps.	995,707	Ps.	1,622,033	Ps.	1,852,687
Profit		175,518		281,078		321,416
OCI		482,394		773,453		(225,169)
Total comprehensive income		875,237		992,944		96,247
Profit allocated to NCI		44,757		71,675		81,961
OCI allocated to NCI	Ps.	66,901	Ps.	117,787	Ps.	(31,635)

	2015		2016		2017
Net cash provided by operating activities		761,724		729,858		625,619
Net cash provided by investment activities		7,959		13,673		(122,417)
Net cash used in financing activities		(346,807)		(156,099)		(202,264)
Net increase in cash and cash equivalents	Ps.	422,876	Ps.	587,432	Ps.	300,938